MINERAL PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Mineral Industries Disclosures [Abstract]
Mineral Property
Mineral properties consisted of the following:

	September 30, 2017	December 31, 2016
	(Unaudited)
Relief Canyon Mine — Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine — Newmont Properties	13,709,441	13,709,441
Pershing Pass Property	593,400	576,400

	$22,803,912	$22,786,912

Mineral properties consisted of the following:

	December 31,	December 31,
	2016	2015
Relief Canyon Mine — Gold Acquisition	$8,501,071	$8,501,071
Relief Canyon Mine — Newmont Properties	13,709,441	13,709,441
Pershing Pass Property	576,400	576,400

	$22,786,912	$22,786,912